GOODWILL AND INTANGIBLE ASSETS - Summary of Finite-Lived Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Contract acquisition cost	$ 7,783	$ 3,174
Less: Accumulated amortization	(2,290)	(2,062)
Intangible assets-net	5,493	1,112
Contract Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Contract acquisition cost	2,000	2,000
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Contract acquisition cost	1,166	1,174
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Contract acquisition cost	$ 4,617	$ 0